Consolidated Statements of Equity	Total USD ($)	Total JPY (¥)	Common Stock [Member] USD ($)	Common Stock [Member] JPY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] JPY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] JPY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] JPY (¥)	Treasury Stock [Member] USD ($)	Treasury Stock [Member] JPY (¥)	Total Wacoal Holdings Corp. Shareholders' Equity [Member] USD ($)	Total Wacoal Holdings Corp. Shareholders' Equity [Member] JPY (¥)	Noncontrolling Interests [Member] USD ($)	Noncontrolling Interests [Member] JPY (¥)	Millions of Yen Total Equity [Member] JPY (¥)	Thousands Of US Dollars Total Equity [Member] USD ($)
Beginning Balance at Mar. 31, 2008				¥ 13,260,000,000		¥ 29,262,000,000		¥ 136,589,000,000		¥ 6,057,000,000		¥ (55,000,000)		¥ 185,113,000,000		¥ 2,351,000,000	¥ 187,464,000,000
Beginning Balance, shares at Mar. 31, 2008				143,342,000
Net income		5,307,000,000						5,230,000,000						5,230,000,000		77,000,000	5,307,000,000
Other comprehensive income (loss)		(17,585,000,000)								(17,403,000,000)				(17,403,000,000)		(182,000,000)	(17,585,000,000)
Cash dividends paid to Wacoal Holdings Corp. shareholders								(3,584,000,000)						(3,584,000,000)			(3,584,000,000)
Cash dividends paid to noncontrolling interests																(83,000,000)	(83,000,000)
Repurchase of treasury stock, shares				(2,891,000)
Repurchase of treasury stock												(3,537,000,000)		(3,537,000,000)			(3,537,000,000)
Share-based compensation granted (Note 14)						54,000,000								54,000,000			54,000,000
Purchase of common shares of the Company's subsidiary																(69,000,000)	(69,000,000)
Ending Balance at Mar. 31, 2009				13,260,000,000		29,316,000,000		138,235,000,000		(11,346,000,000)		(3,592,000,000)		165,873,000,000		2,094,000,000	167,967,000,000
Ending Balance, shares at Mar. 31, 2009				140,451,000
Net income		2,456,000,000						2,524,000,000						2,524,000,000		(68,000,000)	2,456,000,000
Other comprehensive income (loss)		5,746,000,000								5,727,000,000				5,727,000,000		19,000,000	5,746,000,000
Cash dividends paid to Wacoal Holdings Corp. shareholders								(3,511,000,000)						(3,511,000,000)			(3,511,000,000)
Cash dividends paid to noncontrolling interests																(76,000,000)	(76,000,000)
Repurchase of treasury stock, shares			(1,372,000)	(1,372,000)
Repurchase of treasury stock												(1,540,000,000)		(1,540,000,000)			(1,540,000,000)
Sale of treasury stock, shares			11,000	11,000
Sale of treasury stock												13,000,000		13,000,000			13,000,000
Share-based compensation granted and exercised (Note 14)			4,000	4,000
Share-based compensation granted (Note 14)						50,000,000						5,000,000		55,000,000			55,000,000
Purchase of common shares of the Company's subsidiary																(46,000,000)	(46,000,000)
Distribution of treasury stock to acquire a subsidiary (Note 7), shares			2,104,000	2,104,000
Distribution of treasury stock to acquire a subsidiary (Note 7)								(93,000,000)				2,582,000,000		2,489,000,000			2,489,000,000
Ending Balance at Mar. 31, 2010		173,553,000,000	160,222,000	13,260,000,000	354,833,000	29,366,000,000	1,657,263,000	137,155,000,000	(67,896,000)	(5,619,000,000)	(30,594,000)	(2,532,000,000)	2,073,828,000	171,630,000,000	23,236,000	1,923,000,000	173,553,000,000	2,097,064,000
Ending Balance, shares at Mar. 31, 2010	143,378,085		141,198,000
Net income	33,072,000	2,737,000,000					31,597,000	2,615,000,000					31,597,000	2,615,000,000	1,475,000	122,000,000	2,737,000,000	33,072,000
Other comprehensive income (loss)	(50,822,000)	(4,206,000,000)							(49,915,000)	(4,131,000,000)			(49,915,000)	(4,131,000,000)	(907,000)	(75,000,000)	(4,206,000,000)	(50,822,000)
Cash dividends paid to Wacoal Holdings Corp. shareholders							(34,123,000)	(2,824,000,000)					(34,123,000)	(2,824,000,000)			(2,824,000,000)	(34,123,000)
Cash dividends paid to noncontrolling interests															(846,000)	(70,000,000)	(70,000,000)	(846,000)
Repurchase of treasury stock, shares			(586,000)	(586,000)
Repurchase of treasury stock											(7,915,000)	(655,000,000)	(7,915,000)	(655,000,000)			(655,000,000)	(7,915,000)
Sale of treasury stock, shares			236,000	236,000
Sale of treasury stock					(181,000)	(15,000,000)					3,589,000	297,000,000	3,408,000	282,000,000			282,000,000	3,408,000
Share-based compensation granted (Note 14)					604,000	50,000,000							604,000	50,000,000			50,000,000	604,000
Ending Balance at Mar. 31, 2011	$ 2,040,442,000	¥ 168,867,000,000	$ 160,222,000	¥ 13,260,000,000	$ 355,256,000	¥ 29,401,000,000	$ 1,654,737,000	¥ 136,946,000,000	$ (117,811,000)	¥ (9,750,000,000)	$ (34,920,000)	¥ (2,890,000,000)	$ 2,017,484,000	¥ 166,967,000,000	$ 22,958,000	¥ 1,900,000,000	¥ 168,867,000,000	$ 2,040,442,000
Ending Balance, shares at Mar. 31, 2011	143,378,085		140,848,000